Stockholders' and Mezzanine equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' and Mezzanine equity
Schedule of mezzanine equity

(in thousands of dollars)	December 31, 2016
Series A preferred stock, at issuance (net)	$87,922
Dividends on preferred stock	940
Accretion on preferred stock	113
Mezzanine equity at December 31, 2016	$88,975